Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, shares outstanding	205,999
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	120,000,000	120,000,000	120,000,000
Common Stock, shares issued	21,150,000	20,622,000	19,928,000
Common Stock, shares outstanding	21,150,000	20,622,000	19,928,000
Founder Convertible Preferred Stock [Member]
Temporary equity, shares issued	10,402,000	10,402,000	10,402,000
Temporary equity, shares outstanding	10,402,000	10,402,000	10,402,000
Preferred stock, shares outstanding	10,402,000	10,402,000	10,402,000
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	10,500,000	10,500,000	10,500,000
Temporary equity, liquidation preference	$ 2,080	$ 2,080	$ 2,080
Series A1 Convertible Preferred Stock [Member]
Temporary equity, shares issued	4,316,000	4,316,000	4,166,000
Temporary equity, shares outstanding	4,316,000	4,316,000	4,166,000
Preferred stock, shares outstanding	4,316,000	4,316,000	4,166,000
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	5,000,000	5,000,000	9,000,000
Temporary equity, liquidation preference	$ 4,316	$ 4,316	$ 4,166
Series A 2 Convertible Preferred Stock [Member]
Temporary equity, shares issued	2,545,000	2,545,000	2,288,000
Temporary equity, shares outstanding	2,545,000	2,545,000	2,288,000
Preferred stock, shares outstanding	2,545,000	2,545,000	2,288,000
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	4,000,000	4,000,000	9,000,000
Temporary equity, liquidation preference		$ 4,454	$ 4,004
Series A2 Founder Convertible Preferred Stock [Member]
Temporary equity, liquidation preference	$ 4,454
Series B Convertible Preferred Stock [Member]
Temporary equity, shares issued		0	0
Temporary equity, shares outstanding		0	0
Temporary equity, par value		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		0	20,000,000
First Light Acquisition Group Inc [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, shares issued		4,128,024	23,000,000
Common Stock, shares outstanding		4,128,024	23,000,000
First Light Acquisition Group Inc [Member] | Common Class A [Member]
Temporary equity, shares issued		23,000,000	23,000,000
Temporary equity, shares outstanding	4,128,024	4,128,024	23,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	300,000,000	300,000,000	300,000,000
Common Stock, shares issued	0	0	0
Common Stock, shares outstanding	0	0	0
First Light Acquisition Group Inc [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	30,000,000	30,000,000	30,000,000
Common Stock, shares issued	5,750,000	5,750,000	5,750,000
Common Stock, shares outstanding	5,750,000	5,750,000	5,750,000